Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Borrowings [abstract]
Current indebtedness	$ 1,647	$ 0
Long-term indebtedness	3,114	3,786	[1]
Total debt	4,761	3,786
Swaps	(42)	(99)
Total debt after swaps	4,719	3,687
Remove fair value adjustments for hedges	7	(10)
Total debt after currency hedging arrangements	4,726	3,677
Remove transaction costs, premiums or discounts included in the carrying value of debt	33	33
Add: Lease liabilities (current and non-current)	235	261
Less: cash and cash equivalents	(1,069)	(778)	[1]	$ (1,787)
Net debt	$ 3,925	$ 3,193

[1]	Amounts have been reclassified to reflect the current presentation.